SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i	12 Months Ended
Dec. 31, 2025
401(K) Plan
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i

ORANGE COUNTY BANCORP, INC. 401(K) Plan

SCHEDULE OF ASSETS (HELD AT YEAR END) – SCHEDULE H, PART IV, LINE 4i

AS OF DECEMBER 31, 2025

SCHEDULE H, line 4i −SCHEDULE OF ASSETS (HELD AT END OF YEAR)

O C B, I. 401() P EIN 26 1135778

PLAN NUMBER 004

PLAN YEAR 01/01/2025 TO 12/31/2025

CGS2339 ANNUITY CONTRACT NUMBER 4-77972

(A)	(B)	(C)	(D)	(E)
	Identity of issuer, borrower, lessor or	Description of investment including maturity date, rate of interest,	Cost(1)	Current
	similar party.	collateral, par or maturity value.		Value
	Baird	Registered Investment Company BAIRD AGGREGATE BOND INST FUND		$302,295
	GREAT GRAY TRUST COMPANY	Common/Collective Trust INTERNATIONAL STOCK I1 FUND		49,800
	GREAT GRAY TRUST COMPANY	Common/Collective Trust LARGE CAP GROWTH I1 FUND		1,170,214
	GREAT GRAY TRUST COMPANY	Common/Collective Trust LARGE CAP VALUE I1 FUND		435,576
	Reliance Trust Company	Common/Collective Trust METLIFE SV FD SER 25053 CL 0		1,942,908
*	ORANGE COUNTY BANCORP	Employer Security ORANGE COUNTY BANCORP STOCK		3,760,136
	Putnam Fiduciary Trust Company	Common/Collective Trust PUTNAM STABLE VALUE FUND (15)		22,413
	GREAT GRAY TRUST COMPANY	Common/Collective Trust SMALL CAP GR FD FEE CL I1		78,660
	GREAT GRAY TRUST COMPANY	Common/Collective Trust SMALL CAP VALUE II I1 FUND		24,360
	STATE STREET GLOBAL ADV TRUST CO	Interest Bearing Cash SS CASH SER US GOVT FD CL G		1,111,249
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA INTL INDEX SL FD CLASS IX		634,738
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA RUSSELL SC IDX SEC LND II		784,521
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA SP MCP ID SEC LND SRS XIV		2,022,924
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA SP 500 IDX SEC LND SER II		6,511,288
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TAR RET 2070 SEC LND IV		41,961
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TARGET RET SEC LND IV FD		190,581
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TARGET RET 2025 SEC LD IV		1,530,661
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TARGET RET 2030 SEC LD IV		4,585,509
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TARGET RET 2035 SEC LD IV		2,448,748
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TARGET RET 2040 SEC LD IV		1,535,460
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TARGET RET 2045 SEC LD IV		1,478,864
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TARGET RET 2050 SEC LD IV		970,630
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TARGET RET 2055 SEC LD IV		861,814
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TARGET RET 2060 SEC LD IV		541,584
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA TARGET RET 2065 SEC LD IV		376,480
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust SSGA US IN PRO BD IDX SL CL II		176,727
	STATE STREET GLOBAL ADV TRUST CO	Registered Investment Company STATE ST US LG GOV BD IDX NL C		130,040
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust STATE STREET REIT INDEX II		234,743
	STATE STREET GLOBAL ADV TRUST CO	Common/Collective Trust STATE STREET US BD ID SL XIV		97,485
*	Participant Loans	Range of Interest Rates Range From 4.25% To 9.50%		672,981

		Total Assets under investment with Principal Trust Company		$34,725,350

(1)	Cost information is not required for participant directed investments.

There were no investment assets which were both acquired and disposed of within the plan year. See report of independent registered public accounting firm.